Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	[1]	¥ (36,019)	¥ 411,720
Less: Net gains (losses) recognized during the period on equity securities sold during the period		(9,960)	12,470
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date		¥ (26,059)	¥ 399,250

[1]	Included in Investment securities gains—net.